Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used
The weighted-average fair values of the SVA units granted during the years ended December 31, 2018, 2017 and 2016 were $49.38, $66.25 and $48.68, respectively, determined using the following assumptions:

(Percents)	2018	2017	2016
Expected dividend yield	2.50%	2.50%	2.00%
Risk-free interest rate	2.31	1.38	0.92
Volatility	22.26	22.91	21.68
The fair-value-based method for valuing each Elanco stock option grant on the grant date uses the Black-Scholes-Merton option-pricing model, which incorporates a number of valuation assumptions noted in the following table, shown at their weighted-average values for the year ended December 31:

2018
Expected dividend yield(1)	0.70%
Risk-free interest rate(2)	3.07%
Expected stock price volatility(3)	28.25%
Expected term(4) (years)	6.5
(1) Determined using the expected quarterly dividend divided by the available three-month average stock price as of the valuation date, annualized and continuously compounded.
(2) Determined using the term-matched, zero-coupon risk-free rate from the Treasury Constant Maturity yield curve, continuously compounded
(3) Determined using a leverage-adjusted historical volatility of peer companies
(4) Determined using SEC safe harbor approach, based on a 3-year cliff vesting schedule and 10-year contractual term.

Schedule of Stock Option Activity
Stock option activity during the year ended December 31, 2018 is summarized below:

	Shares of Common Stock Attributable to Options	Weighted-Average Exercise Price of Options
Outstanding at January 1, 2018	—	$—
Granted	421,297	31.61
Exercised	—	—
Forfeited or expired	—	—
Outstanding at December 31, 2018	421,297	31.61
Exercisable at December 31, 2018	58,766	31.61
As of December 31, 2018, the weighted-average remaining contractual term of the exercisable options was 9.8 years and the aggregate intrinsic value was $0.08.